Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Jan. 01, 2019 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
VIEs, consolidated assets, percentage	24.00%	34.00%		24.00%
VIEs, consolidated liabilities, percentage	67.00%	61.00%		67.00%
USD exchange rate	6.5250			6.5250
Impairment loss on long-lived assets	¥ 0	¥ 0	¥ 0
Deferred revenue, current	596,307,000	243,521,000		$ 91,388	¥ 243,521,000	¥ 75,737,000
Deferred revenue	598,289,000
Advertising costs	163,768,000	2,644,000	5,788,000
Cash and cash equivalents	2,834,962,000	653,859,000	¥ 1,252,983,000	$ 434,477
Foreign Exchange
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	¥ 697,097,000	373,915,000
Minimum
Summary of Significant Accounting Policies [Line Items]
Value added tax rate	3.00%
Maximum
Summary of Significant Accounting Policies [Line Items]
Value added tax rate	6.00%
Remaining lease terms	5 years			5 years
VIE
Summary of Significant Accounting Policies [Line Items]
Deferred revenue, current	¥ 571,827,000	224,092,000
Cash and cash equivalents	419,970,000	¥ 142,502,000
Exclusive Call Option Agreement | VIE
Summary of Significant Accounting Policies [Line Items]
Purchase price of WFOE to purchase equity interests of VIEs	¥ 1.0
Initial term	10 years
Period for which exclusive call option agreement shall remain effective upon the written notice issued by WFOE	10 days